UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2006

                 Check here if Amendment [ ]; Amendment Number:

            This Amendment (Check only one.): [ ] is a restatement.
                                              [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                                  FL Group hf.
                                   Sioumuli 24
                                  108 Reykjavik
                                     Iceland
                          13F File Number: 028-_______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Bernhard Bogason


Title:   Managing Director, Legal and Tax


Phone:   (354) 591-4400


                     Signature, Place, and Date of Signing:

/s/Bernhard Bogason           Reykjavik, Iceland_        April 18, 2008
--------------------        ----------------------      --------------------
(Signature)                  (City, State) (Zip)              (Date)

                         Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       27

Form 13F Information Table Value Total:      $435,314 (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

None

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                                                       FORM 13F INFORMATION TABLE

------------------- --------------- ----------- -------- ----------- ----- -------- ------- ---------- -----------------------------
NAME OF             TITLE OF        CUSIP (2)   VALUE    SHARES/      SH/  PUT/     INVSMNT OTHER      VOTING AUTHORITY
ISSUER              CLASS (1)                            PRN AMT     PRN   CALL     DSCRETN MANAGERS
                                                (x$1000)
------------------- --------------- ----------- -------- ----------- ----- -------- ------- ---------- -----------------------------
------------------- --------------- ----------- -------- ----------- ----- -------- ------- ---------- ---------- -------- ---------
                                                                                                       SOLE       SHARED   NONE
                                                                                                                           (3)
------------------- --------------- ----------- -------- ----------- ----- -------- ------- ---------- ---------- -------- -------
------------------- --------------- ----------- -------- ----------- ----- -------- ------- ---------- ---------- -------- -------
AMERICAN INTL       COM             026874107     1,577      22,000  SH             SOLE                  22,000
GROUP INC
------------------- --------------- ----------- -------- ----------- ----- -------- ------- ---------- ---------- -------- ---------
------------------- --------------- ----------- -------- ----------- ----- -------- ------- ---------- ---------- -------- ---------
AMERICAN INTL       COM             026874107     2,078      29,000  SH    CALL     SOLE                                   29,000
GROUP INC
------------------- --------------- ----------- -------- ----------- ----- -------- ------- ---------- ---------- -------- ---------
------------------- --------------- ----------- -------- ----------- ----- -------- ------- ---------- ---------- -------- ---------
AMR CORP            COM             001765106   388,879  12,864,000  SH             SOLE               12,864,000
------------------- --------------- ----------- -------- ----------- ----- -------- ------- ---------- ---------- -------- ---------
------------------- --------------- ----------- -------- ----------- ----- -------- ------- ---------- ---------- -------- ---------
APPLE COMPUTER INC  COM             037833100     1,018      12,000  SH    CALL     SOLE                                   12,000
------------------- --------------- ----------- -------- ----------- ----- -------- ------- ---------- ---------- -------- -------
------------------- --------------- ----------- -------- ----------- ----- -------- ------- ---------- ---------- -------- -------
APPLE COMPUTER INC  COM             037833100        14      30,000  SH    PUT      SOLE                                   30,000
------------------- --------------- ----------- -------- ----------- ----- -------- ------- ---------- ---------- -------- -------
------------------- --------------- ----------- -------- ----------- ----- -------- ------- ---------- ---------- -------- -------
BANK OF AMERICA     COM             060505104     1,014      19,000  SH    CALL     SOLE                                   19,000
CORPORATION
------------------- --------------- ----------- -------- ----------- ----- -------- ------- ---------- ---------- -------- ---------
------------------- --------------- ----------- -------- ----------- ----- -------- ------- ---------- ---------- -------- ---------
BEST BUY INC        COM             086516101       984      20,000  SH    CALL     SOLE                                   20,000
------------------- --------------- ----------- -------- ----------- ----- -------- ------- ---------- ---------- -------- ---------
------------------- --------------- ----------- -------- ----------- ----- -------- ------- ---------- ---------- -------- ---------
BP PLC              SPONSORED ADR   055622104     1,007      15,000  SH    CALL     SOLE                                   15,000
------------------- --------------- ----------- -------- ----------- ----- -------- ------- ---------- ---------- -------- ---------
------------------- --------------- ----------- -------- ----------- ----- -------- ------- ---------- ---------- -------- ---------
CATERPILLAR INC     COM             149123101     1,227      20,000  SH    CALL     SOLE                                   20,000
DEL
------------------- --------------- ----------- -------- ----------- ----- -------- ------- ---------- ---------- -------- ---------
------------------- --------------- ----------- -------- ----------- ----- -------- ------- ---------- ---------- -------- ---------
DECODE GENETICS     COM             243586104    13,817   3,050,000  SH    CALL     SOLE                                   3,050,000
INC
------------------- --------------- ----------- -------- ----------- ----- -------- ------- ---------- ---------- -------- ---------
------------------- --------------- ----------- -------- ----------- ----- -------- ------- ---------- ---------- -------- ---------
DELL INC            COM             24702R101     1,004      40,000  SH    CALL     SOLE                                   40,000
------------------- --------------- ----------- -------- ----------- ----- -------- ------- ---------- ---------- -------- ---------
------------------- --------------- ----------- -------- ----------- ----- -------- ------- ---------- ---------- -------- ---------
EBAY INC            COM             278642103     2,706      90,000  SH    CALL     SOLE                                   90,000
------------------- --------------- ----------- -------- ----------- ----- -------- ------- ---------- ---------- -------- ---------
------------------- --------------- ----------- -------- ----------- ----- -------- ------- ---------- ---------- -------- ---------
FORD MTR CO DEL     COM PAR $0.01   345370860     1,051     140,000  SH    CALL     SOLE                                   140,000
------------------- --------------- ----------- -------- ----------- ----- -------- ------- ---------- ---------- -------- ---------
------------------- --------------- ----------- -------- ----------- ----- -------- ------- ---------- ---------- -------- ---------
GOL LINHAS AEREAS   SP ADR REP PFD  38045R107       860      30,000  SH    CALL     SOLE                                   30,000
INTLG   S A
------------------- --------------- ----------- -------- ----------- ----- -------- ------- ---------- ---------- -------- ---------
------------------- --------------- ----------- -------- ----------- ----- -------- ------- ---------- ---------- -------- ---------
INTEL CORP          COM             458140100     1,013      50,000  SH    CALL     SOLE                                   50,000
------------------- --------------- ----------- -------- ----------- ----- -------- ------- ---------- ---------- -------- ---------
------------------- --------------- ----------- -------- ----------- ----- -------- ------- ---------- ---------- -------- ---------
LOWES COS INC       COM             548661107       935      30,000  SH    CALL     SOLE                                   30,000
------------------- --------------- ----------- -------- ----------- ----- -------- ------- ---------- ---------- -------- ---------
------------------- --------------- ----------- -------- ----------- ----- -------- ------- ---------- ---------- -------- ---------
PROSHARES TR        ULTRASHORT      74347R875     1,089      20,000  SH             SOLE                                   20,000
                    QQQ
------------------- --------------- ----------- -------- ----------- ----- -------- ------- ---------- ---------- -------- ---------
------------------- --------------- ----------- -------- ----------- ----- -------- ------- ---------- ---------- -------- ---------
STARBUCKS CORP      COM             855244109       886      25,000  SH    CALL     SOLE                                   25,000
------------------- --------------- ----------- -------- ----------- ----- -------- ------- ---------- ---------- -------- ---------
------------------- --------------- ----------- -------- ----------- ----- -------- ------- ---------- ---------- -------- ---------
SULPHCO INC         COM             865378103       459      97,300  SH    CALL     SOLE                                   97,300
------------------- --------------- ----------- -------- ----------- ----- -------- ------- ---------- ---------- -------- ---------
------------------- --------------- ----------- -------- ----------- ----- -------- ------- ---------- ---------- -------- ---------
TEVA                ADR             881624209       932      30,000  SH    CALL     SOLE                                   30,000
PHARMACEU-TICALS
INDS LTD
------------------- --------------- ----------- -------- ----------- ----- -------- ------- ---------- ---------- -------- ---------
------------------- --------------- ----------- -------- ----------- ----- -------- ------- ---------- ---------- -------- ---------
TEXAS INSTRS INC    COM             882508104     1,296      45,000  SH    CALL     SOLE                                   45,000
------------------- --------------- ----------- -------- ----------- ----- -------- ------- ---------- ---------- -------- ---------
------------------- --------------- ----------- -------- ----------- ----- -------- ------- ---------- ---------- -------- ---------
UNITEDHEALTH        COM             91324P102     1,612      30,000  SH    CALL     SOLE                                   30,000
GROUP INC
------------------- --------------- ----------- -------- ----------- ----- -------- ------- ---------- ---------- -------- ---------
------------------- --------------- ----------- -------- ----------- ----- -------- ------- ---------- ---------- -------- ---------
UNITED              COM             913017109     1,594      25,500  SH    CALL     SOLE                                   25,500
TECHNOLOGIES CORP
------------------- --------------- ----------- -------- ----------- ----- -------- ------- ---------- ---------- -------- ---------
------------------- --------------- ----------- -------- ----------- ----- -------- ------- ---------- ---------- -------- ---------
VALERO ENERGY       COM             91913Y100     4,195      82,000  SH    CALL     SOLE                                   82,000
CORP NEW
------------------- --------------- ----------- -------- ----------- ----- -------- ------- ---------- ---------- -------- ---------
------------------- --------------- ----------- -------- ----------- ----- -------- ------- ---------- ---------- -------- ---------
VALERO ENERGY       COM             91913Y100         3      50,000  SH    PUT      SOLE                                   50,000
CORP NEW
------------------- --------------- ----------- -------- ----------- ----- -------- ------- ---------- ---------- -------- ---------
------------------- --------------- ----------- -------- ----------- ----- -------- ------- ---------- ---------- -------- ---------
WAL MART STORES     COM             931142103       924      20,000  SH    CALL     SOLE                                   20,000
INC
------------------- --------------- ----------- -------- ----------- ----- -------- ------- ---------- ---------- -------- ---------
------------------- --------------- ----------- -------- ----------- ----- -------- ------- ---------- ---------- -------- ---------
WHOLE FOODS         COM             966837106     3,140      66,900  SH    CALL     SOLE                                   66,900
MKT INC
------------------- --------------- ----------- -------- ----------- ----- -------- ------- ---------- ---------- -------- ---------

(1) With respect to options and other derivative securities, denotes the title of the class of the underlying securities to which such derivative security relates.
(2) With respect to options and other derivative securities, denotes the CUSIP number of the underlying securities to which such derivative security relates.
(3) If the reporting person were to acquire the securities underlying the subject options, the reporting person would have sole voting authority with respect to such securities.

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